Note 12 - Income Taxes (Details) - Income Tax Reconciliation In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)		Mar. 31, 2013 JPY (¥)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)
Income Tax Reconciliation [Abstract]
Amount computed by using normal Japanese statutory tax rate	$ 31,551		¥ 2,970,879		¥ 2,450,250		¥ 1,571,935
Expenses not deductible for tax purpose	945		89,012		81,115		146,060
Reversal of reserve for tax contingencies							(8,312)
Inhabitant tax―per capita	380		35,809		34,415		39,676
Expiration of operating loss carryforward					176,829		616,400
Change in valuation allowance*	(7,083)	[1]	(666,973)	[1]	(107,171)	[1]	(1,458,455)	[1]
Tax effects on investments in equity method investees	1,785		168,061
Enterprise tax ―not based on income	827		77,868		68,960		61,085
Tax rate change					(110,381)
Other—net	(712)		(67,074)		(68,531)		(12,692)
Income tax expense as reported	$ 27,693		¥ 2,607,582		¥ 2,525,486		¥ 955,697

[1]	Change in valuation allowance for the year ended March 31, 2011 included the release of the valuation allowance for the deferred tax assets of operating loss carryforward as of March 31, 2010, that were utilized during the year, which amounted to 131,319 thousand, which represents the net of the adjustment of the beginning-of -the year balance of the valuation allowance because of the acquisition of IIJ-Global, amounting to 308,197 thousand and the expiration of operating loss carryforwards of 176,878 thousand.